COMMITMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Minimum rental and lease payments	$ 178	$ 37
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	14	14
Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	2	3
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 162	$ 20